Fair Value Measurements - Schedule of Note Payable (Details) - Note Payable Polar [Member]	Mar. 31, 2026	Dec. 31, 2025
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Note Payable measurement inputs	3.7	3.48
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Note Payable measurement inputs		1
Class A common stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Note Payable measurement inputs	0.37	0.27